INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Brokerage licenses	51,152	51,236	52,133
Trade Name	6,400	6,400	6,400
Technology	27,600	27,600	27,600
Total Intangible assets	85,152	85,236	86,133
Accumulated amortization	(30,649)	(32,881)	(39,415)
Impairment loss of technology with discontinued online lending information platform	(17,220)	(17,220)	(17,220)
Intangible assets, net	37,283	35,135	29,498

The amortization periods range from 5 years to 20 years. Amortization expense on intangible assets for the years ended December 31, 2021, 2022 and 2023 were RMB 6,402, RMB 2,233 and RMB 6,534, respectively. As of December 31, 2023, the Group expects to record amortization expense related to intangible assets of RMB 4,177, each of the next five years, respectively, and RMB8,613 thereafter.